Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Climb Bio, Inc.
Entity Central Index Key	0001768446
Entity Emerging Growth Company	true
Entity File Number	001-40708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	20 William Street
Entity Address, Address Line Two	Suite G50
Entity Address, City or Town	Wellesley Hills
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	(866)
Local Phone Number	857-2596
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLYM
Security Exchange Name	NASDAQ